UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-3379

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

600 Montgomery Street, 27th Floor, San Francisco, California 94111

(Address of Principal Executive Offices) (Zip Code)

MICHAEL J. CUGGINO, 600 Montgomery Street, 27th Floor, San Francisco, California 94111

(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(415) 398-8000

Date of Fiscal Year End:	January 31

Date of reporting period:	October 31, 2007

        Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

        A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.   Schedule of Investments.

The schedules of investments of Permanent Portfolio Family of Funds, Inc. (“Registrant,” comprising, respectively, the Permanent Portfolio, the Treasury Bill Portfolio, the Versatile Bond Portfolio and the Aggressive Growth Portfolio) as of October 31, 2007 are attached hereto.

Item 2.   Controls and Procedures.

(a)   Michael J. Cuggino, the Registrant’s President, and James H. Andrews, the Registrant’s Treasurer, each has concluded that, in his judgment, the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within ninety (90) days of the filing date of the report that includes the disclosure required by this paragraph, based on his evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (“Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)   There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.   Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Permanent Portfolio Family of Funds, Inc.

   /s/ Michael J. Cuggino
By:  Michael J. Cuggino, President

Date: December 31, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

   /s/ Michael J. Cuggino
By:  Michael J. Cuggino, President

Date: December 31, 2007

   /s/ James H. Andrews
By:  James H. Andrews, Treasurer

Date: December 31, 2007

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
SCHEDULES OF INVESTMENTS AS OF OCTOBER 31, 2007

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 2007
(Unaudited)

Quantity		Market Value
	GOLD ASSETS—19.93% of Total Net Assets
63,277 Troy Oz.	Gold bullion (a)	$50,115,215
250,000 Coins	One-ounce gold coins (a)	203,737,500
100,000 Shares	streetTRACKS Gold Trust (a)(b)	7,862,000

	Total Gold Assets (identified cost $177,597,733)	$261,714,715

	SILVER ASSETS—4.81% of Total Net Assets
3,831,311 Troy Oz.	Silver bullion (a)	$55,082,765
379 Bags	Silver coins (a)	3,740,121
30,000 Shares	iShares Silver Trust (a)(b)	4,308,000

	Total Silver Assets (identified cost $40,862,280)	$63,130,886

Principal Amount
		SWISS FRANC ASSETS—9.47% of Total Net Assets
CHF	413,356	Swiss francs in interest-bearing bank accounts	$356,633

CHF	18,000,000	4.250% Swiss Confederation Bonds, 01-08-08	$15,579,656
CHF	20,000,000	3.250% Swiss Confederation Bonds, 02-11-09	17,405,634
CHF	20,160,000	3.500% Swiss Confederation Bonds, 08-07-10	17,811,000
CHF	20,250,000	4.000% Swiss Confederation Bonds, 06-10-11	18,266,145
CHF	20,250,000	2.750% Swiss Confederation Bonds, 06-10-12	17,523,618
CHF	20,250,000	4.000% Swiss Confederation Bonds, 02-11-13	18,533,454
CHF	20,250,000	4.250% Swiss Confederation Bonds, 01-06-14	18,872,396
		Total Swiss Confederation bonds	$123,991,903

		Total Swiss Franc Assets (identified cost $118,047,950)	$124,348,536

Number of Shares
	STOCKS OF UNITED STATES AND FOREIGN REAL ESTATE AND NATURAL RESOURCE COMPANIES—15.71% of Total Net Assets

	NATURAL RESOURCES—9.71% of Total Net Assets
140,000	BHP Billiton, Ltd. (c)	$12,216,400
110,000	BP, p.l.c. (c)	8,578,900
150,000	Cameco Corporation	7,357,500
100,000	Chevron Corporation	9,151,000
350,000	Companhia Vale do Rio Doce (c)	13,188,000
100,000	ConocoPhillips	8,496,000
100,000	Devon Energy Corporation	9,340,000
175,000	Forest Oil Corporation (a)	8,503,250
150,000	Freeport-McMoRan Copper & Gold, Inc.	17,652,000
325,000	Mariner Energy, Inc. (a)	8,125,000
150,000	Peabody Energy Corporation	8,362,500
125,000	Pogo Producing Company	7,445,000
120,000	Weyerhaeuser Company	9,109,200
		$127,524,750

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 2007
(Unaudited)

Number of Shares		Market Value
	REAL ESTATE—6.00% of Total Net Assets
60,000	AvalonBay Communities, Inc.	$7,359,000
75,000	Boston Properties, Inc.	8,125,500
140,000	BRE Properties, Inc. Class A	7,672,000
250,000	Equity One, Inc.	6,545,000
80,000	Federal Realty Investment Trust	7,057,600
160,000	Kimco Realty Corporation	6,643,200
175,000	Pennsylvania Real Estate Investment Trust	6,676,250
100,000	Texas Pacific Land Trust	4,960,000
250,000	UDR, Inc.	5,935,000
70,000	Urstadt Biddle Properties, Inc.	1,218,000
70,000	Urstadt Biddle Properties, Inc. Class A	1,163,400
75,000	Vornado Realty Trust	8,379,000
200,000	Washington Real Estate Investment Trust	7,044,000
		$78,777,950

	Total Stocks of United States and Foreign Real Estate and
	Natural Resource Companies (identified cost $145,503,984)	$206,302,700

	AGGRESSIVE GROWTH STOCK INVESTMENTS—16.42% of Total Net Assets

	CHEMICALS—1.08% of Total Net Assets
60,000	Air Products & Chemicals, Inc.	$5,871,000
450,000	Chemtura Corporation	4,194,000
60,000	Mosaic Company (a)	4,188,000
		$14,253,000
	COMPUTER SOFTWARE—.94% of Total Net Assets
100,000	Autodesk, Inc. (a)	$4,890,000
400,000	Symantec Corporation (a)	7,512,000
		$12,402,000
	CONSTRUCTION—.93% of Total Net Assets
45,000	Fluor Corporation	$7,110,000
180,000	Ryland Group, Inc.	5,117,400
		$12,227,400
	DATA PROCESSING—.79% of Total Net Assets
140,000	Agilent Technologies, Inc. (a)	$5,159,000
100,000	Hewlett-Packard Company	5,168,000
		$10,327,000
	ELECTRICAL & ELECTRONICS—.89% of Total Net Assets
200,000	Intel Corporation	$5,380,000
180,000	National Semiconductor Corporation	4,525,200
800,000	Sanmina SCI Corporation (a)	1,768,000
		$11,673,200

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 2007
(Unaudited)

Number of Shares		Market Value
	ENTERTAINMENT & LEISURE—1.07% of Total Net Assets
140,000	CBS Corporation Class A	$4,023,600
140,000	Disney (Walt) Company	4,848,200
125,000	Viacom, Inc. Class A (a)	5,170,000
		$14,041,800
	FINANCIAL SERVICES—2.53% of Total Net Assets
100,000	Bank of New York Mellon Corporation	$4,885,000
50,000	Bear Stearns Companies, Inc.	5,680,000
175,000	Janus Capital Group, Inc.	6,039,250
80,000	Morgan Stanley	5,380,800
225,000	Schwab (Charles) Corporation	5,229,000
75,000	State Street Corporation	5,982,750
		$33,196,800
	MANUFACTURING—1.85% of Total Net Assets
90,000	Harley-Davidson, Inc.	$4,635,000
90,000	Illinois Tool Works, Inc.	5,153,400
250,000	Mattel, Inc.	5,222,500
27,000	NACCO Industries, Inc. Class A	2,796,930
8,000	NACCO Industries, Inc. Class B	828,720
70,000	Parker-Hannifin Corporation	5,625,900
		$24,262,450
	OIL & OILFIELD SERVICES—1.05% of Total Net Assets
210,000	Frontier Oil Corporation	$9,615,900
500,000	Parker Drilling Company (a)	4,220,000
		$13,835,900
	PHARMACEUTICALS—2.10% of Total Net Assets
90,000	Amgen, Inc. (a)	$5,229,900
90,000	Celgene Corporation (a)	5,940,000
70,000	Genentech, Inc. (a)	5,189,100
75,000	Genzyme Corporation (General) (a)	5,697,750
120,000	Gilead Sciences, Inc. (a)	5,542,800
		$27,599,550
	RETAIL—.83% of Total Net Assets
80,000	Costco Wholesale Corporation	$5,380,800
175,000	Williams-Sonoma, Inc.	5,502,000
		$10,882,800
	TELECOMMUNICATIONS—.41% of Total Net Assets
125,000	Qualcomm, Inc.	$5,341,250
		$5,341,250

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 2007
(Unaudited)

Number of Shares		Market Value
	TRANSPORTATION—.80% of Total Net Assets
90,000	Alexander & Baldwin, Inc.	$4,714,200
150,000	Kansas City Southern (a)	5,803,500
		$10,517,700
	MISCELLANEOUS—1.15% of Total Net Assets
50,000	Lockheed Martin Corporation	$5,502,000
90,000	Nucor Corporation	5,581,800
75,000	Temple-Inland, Inc.	4,025,250
		$15,109,050

	Total Aggressive Growth Stock Investments (identified cost $171,315,841)	$215,669,900

Principal Amount
	DOLLAR ASSETS—32.36% of Total Net Assets

	CORPORATE BONDS—.73% of Total Net Assets
$500,000	6.000% Abbott Laboratories, 03-15-08	$501,886
500,000	3.850% Allstate Life Global Funding, 01-25-08	498,589
500,000	5.650% Anheuser-Busch Companies, Inc., 09-15-08	503,550
500,000	5.875% Campbell Soup Company, 10-01-08	505,216
400,000	4.934% Chubb Corporation, 11-16-07	399,989
500,000	6.250% Dover Corporation, 06-01-08	504,186
500,000	3.375% du Pont (E.I.) de Nemours & Company, 11-15-07	499,807
500,000	3.000% General Dynamics Corporation, 05-15-08	495,687
500,000	4.250% General Electric Capital Corporation, 01-15-08	499,562
500,000	3.625% Hewlett-Packard Company, 03-15-08	497,880
500,000	4.500% International Lease Finance Company, 05-01-08	499,083
500,000	5.875% Pharmacia Corporation, 12-01-08	506,838
500,000	4.300% Procter & Gamble Company, 08-15-08	498,270
625,000	6.150% Rockwell International Corporation, 01-15-08	626,265
500,000	3.750% Scripps (E.W.) Company, 02-15-08	498,033
500,000	3.500% Stanley Works, 11-01-07	499,929
500,000	3.375% Target Corporation, 03-01-08	497,630
500,000	3.300% UnitedHealth Group, Inc., 01-30-08	497,882
500,000	3.375% Wal-Mart Stores, Inc., 10-01-08	494,533
		$9,524,815

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 2007
(Unaudited)

Principal Amount		Market Value
	UNITED STATES TREASURY SECURITIES—28.24% of Total Net Assets
$41,000,000	United States Treasury bond strips (Principal only) 4.710%, 05-15-18 (d)	$25,099,688
30,000,000	United States Treasury bonds 6.250%, 08-15-23	34,814,062
20,000,000	United States Treasury notes 3.000%, 11-15-07	19,991,025
20,000,000	United States Treasury notes 4.375%, 12-31-07	20,010,156
20,000,000	United States Treasury notes 3.375%, 02-15-08	19,960,938
20,000,000	United States Treasury notes 4.625%, 03-31-08	20,045,313
20,000,000	United States Treasury notes 4.875%, 04-30-08	20,079,688
20,000,000	United States Treasury notes 2.625%, 05-15-08	19,842,187
20,000,000	United States Treasury notes 5.125%, 06-30-08	20,123,437
20,000,000	United States Treasury notes 3.250%, 08-15-08	19,860,938
20,000,000	United States Treasury notes 3.125%, 09-15-08	19,839,063
20,000,000	United States Treasury notes 4.875%, 10-31-08	20,162,500
20,000,000	United States Treasury notes 4.750%, 11-15-08	20,146,875
20,000,000	United States Treasury notes 4.625%, 11-30-08	20,137,500
20,000,000	United States Treasury notes 4.750%, 12-31-08	20,171,875
10,000,000	United States Treasury notes 4.750%, 02-28-09	10,098,437
10,000,000	United States Treasury notes 4.500%, 03-31-09	10,070,313
10,000,000	United States Treasury notes 4.500%, 04-30-09	10,079,687
20,000,000	United States Treasury notes 4.625%, 07-31-12	20,406,250
		$370,939,932
	REPURCHASE AGREEMENT—3.39% of Total Net Assets
44,565,000	State Street Bank & Trust Company investment in a repurchase
	agreement, purchased 10-31-2007, 1.600%, maturing 11-01-07,
	maturity value $44,566,954 (e)	$44,565,000
		$44,565,000

	Total Dollar Assets (identified cost $414,954,768)	$425,029,747
	Total Portfolio—98.70% of total net assets (identified cost $1,068,282,556) (f)	$1,296,196,484
	Other assets, less liabilities (1.30% of total net assets)	17,068,617
	Net assets applicable to outstanding shares	$1,313,265,101

	Notes:
	(a) Non-income producing.
	(b) Exchange-Traded Fund (ETF).
	(c) Sponsored American Depositary Receipt (ADR).
	(d) Interest rate represents yield to maturity.
	(e) Fully collateralized by United States Treasury securities based on market price
	plus accrued interest as of October 31, 2007.
	(f) Aggregate cost for federal income tax purposes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE TREASURY BILL PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 2007
(Unaudited)

Principal Amount		Market Value
	UNITED STATES TREASURY SECURITIES—98.78% of Total Net Assets
$9,000,000	United States Treasury notes 4.250%, 11-30-07	$9,000,352
9,000,000	United States Treasury notes 4.375%, 12-31-07	9,004,570
9,000,000	United States Treasury notes 4.375%, 01-31-08	9,007,734
9,000,000	United States Treasury notes 4.625%, 02-29-08	9,016,172
9,000,000	United States Treasury notes 4.625%, 03-31-08	9,020,391
	Total Portfolio—98.78% of total net assets (identified cost $45,040,646) (a)	$45,049,219
	Other assets, less liabilities (1.22% of total net assets)	557,782
	Net assets applicable to outstanding shares	$45,607,001

	Notes:
	(a) Aggregate cost for federal income tax purposes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE VERSATILE BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 2007
(Unaudited)

Principal Amount		Market Value
	CORPORATE BONDS—98.74% of Total Net Assets

	AEROSPACE—4.60% of Total Net Assets
$500,000	3.000% General Dynamics Corporation, 05-15-08	$495,687
		$495,687
	BEVERAGES—4.87% of Total Net Assets
521,000	5.650% Anheuser-Busch Companies, Inc., 09-15-08	$524,699
		$524,699
	CHEMICALS—4.64% of Total Net Assets
500,000	3.375% du Pont (E.I.) de Nemours & Company, 11-15-07	$499,807
		$499,807
	CONSTRUCTION—4.64% of Total Net Assets
500,000	3.500% Stanley Works, 11-01-07	$499,929
		$499,929
	DATA PROCESSING—9.25% of Total Net Assets
500,000	3.625% Hewlett-Packard Company, 03-15-08	$497,880
500,000	3.800% International Business Machines Corporation, 02-01-08	498,776
		$996,656
	ELECTRICAL & ELECTRONICS—4.65% of Total Net Assets
500,000	6.150% Rockwell International Corporation, 01-15-08	$501,012
		$501,012
	ELECTRIC UTILITIES—4.61% of Total Net Assets
500,000	3.125% Alabama Power Company, 05-01-08	$496,158
		$496,158
	FINANCIAL SERVICES—9.27% of Total Net Assets
500,000	4.250% General Electric Capital Corporation, 01-15-08	$499,562
500,000	4.500% International Lease Finance Company, 05-01-08	499,083
		$998,645
	FOOD PRODUCTS & PROCESSING—5.25% of Total Net Assets
560,000	5.875% Campbell Soup Company, 10-01-08	$565,842
		$565,842
	HOUSEHOLD PRODUCTS—4.63% of Total Net Assets
500,000	4.300% Procter & Gamble Company, 08-15-08	$498,270
		$498,270

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE VERSATILE BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 2007
(Unaudited)

Principal Amount		Market Value

	INSURANCE—8.84% of Total Net Assets
$455,000	3.850% Allstate Life Global Funding, 01-25-08	$453,716
500,000	3.300% UnitedHealth Group, Inc., 01-30-08	497,882
		$951,598
	MANUFACTURING—4.68% of Total Net Assets
500,000	6.250% Dover Corporation, 06-01-08	$504,186
		$504,186
	PHARMACEUTICALS—9.37% of Total Net Assets
500,000	6.000% Abbott Laboratories, 03-15-08	$501,886
500,000	5.875% Pharmacia Corporation, 12-01-08	506,838
		$1,008,724
	PUBLISHING—4.62% of Total Net Assets
500,000	3.750% Scripps (E.W.) Company, 02-15-08	$498,033
		$498,033
	RETAIL—9.21% of Total Net Assets
500,000	3.375% Target Corporation, 03-01-08	$497,630
500,000	3.375% Wal-Mart Stores, Inc., 10-01-08	494,533
		$992,163
	TELECOMMUNICATIONS—5.61% of Total Net Assets
600,000	7.000% GTE California, Inc., 05-01-08	$604,611
		$604,611
	Total Portfolio—98.74% of total net assets (identified cost $10,616,381) (a)	$10,636,020
	Other assets, less liabilities (1.26% of total net assets)	136,023
	Net assets applicable to outstanding shares	$10,772,043

	Notes:
	(a) Aggregate cost for federal income tax purposes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE AGGRESSIVE GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 2007
(Unaudited)

Number of Shares		Market Value
	AGGRESSIVE GROWTH STOCK INVESTMENTS—100.49% of Total Net Assets

	CHEMICALS—5.31% of Total Net Assets
10,000	Air Products & Chemicals, Inc.	$978,500
60,000	Chemtura Corporation	559,200
2,000	Mosaic Company (a)	139,600
		$1,677,300
	COMPUTER SOFTWARE—6.07% of Total Net Assets
20,000	Autodesk, Inc. (a)	$978,000
50,000	Symantec Corporation (a)	939,000
		$1,917,000
	CONSTRUCTION—1.80% of Total Net Assets
20,000	Ryland Group, Inc.	$568,600
		$568,600
	DATA PROCESSING—7.83% of Total Net Assets
25,000	Agilent Technologies, Inc. (a)	$921,250
30,000	Hewlett-Packard Company	1,550,400
		$2,471,650
	ELECTRICAL & ELECTRONICS—6.74% of Total Net Assets
50,000	Intel Corporation	$1,345,000
25,000	National Semiconductor Corporation	628,500
70,000	Sanmina SCI Corporation (a)	154,700
		$2,128,200
	ENTERTAINMENT & LEISURE—5.25% of Total Net Assets
30,000	Disney (Walt) Company	$1,038,900
15,000	Viacom, Inc. Class A (a)	620,400
		$1,659,300
	FINANCIAL SERVICES—19.75% of Total Net Assets
20,000	Bank of New York Mellon Corporation	$977,000
5,000	Bear Stearns Companies, Inc.	568,000
50,000	Janus Capital Group, Inc.	1,725,500
15,000	Morgan Stanley	1,008,900
50,000	Schwab (Charles) Corporation	1,162,000
10,000	State Street Corporation	797,700
		$6,239,100

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE AGGRESSIVE GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 2007
(Unaudited)

Number of Shares		Market Value
	MANUFACTURING—8.85% of Total Net Assets
15,000	Harley-Davidson, Inc.	$772,500
15,000	Illinois Tool Works, Inc.	858,900
25,000	Mattel, Inc.	522,250
8,000	Parker-Hannifin Corporation	642,960
		$2,796,610
	OIL & OILFIELD SERVICES—9.66% of Total Net Assets
50,000	Frontier Oil Corporation	$2,289,500
90,000	Parker Drilling Company (a)	759,600
		$3,049,100
	PHARMACEUTICALS—11.35% of Total Net Assets
15,000	Amgen, Inc. (a)	$871,650
7,000	Celgene Corporation (a)	462,000
10,000	Genentech, Inc. (a)	741,300
15,000	Genzyme Corporation (General) (a)	1,139,550
8,000	Gilead Sciences, Inc. (a)	369,520
		$3,584,020
	RETAIL—5.18% of Total Net Assets
15,000	Costco Wholesale Corporation	$1,008,900
20,000	Williams-Sonoma, Inc.	628,800
		$1,637,700
	TELECOMMUNICATIONS—3.38% of Total Net Assets
25,000	Qualcomm, Inc.	$1,068,250
		$1,068,250
	TRANSPORTATION—3.61% of Total Net Assets
7,000	Alexander & Baldwin, Inc.	$366,660
20,000	Kansas City Southern (a)	773,800
		$1,140,460
	MISCELLANEOUS—5.71% of Total Net Assets
10,000	Lockheed Martin Corporation	$1,100,400
7,000	Nucor Corporation	434,140
5,000	Temple-Inland, Inc.	268,350
		$1,802,890
	Total Portfolio—100.49% of total net assets (identified cost $13,380,161) (b)	$31,740,180
	Liabilities, less other assets (.49% of total net assets)	(154,422)
	Net assets applicable to outstanding shares	$31,585,758

	Notes:
	(a) Non-income producing.
	(b) Aggregate cost for federal income tax purposes.

INVESTMENT ADVISER
Pacific Heights Asset Management, LLC 600 Montgomery Street San Francisco, California 94111

CUSTODIAN
State Street Bank and Trust Company One Lincoln Street Boston, Massachusetts 02111

DISTRIBUTOR
Quasar Distributors, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202

TRANSFER AGENT
U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, Wisconsin 53201 (for overnight delivery services, 615 East Michigan Street Milwaukee, Wisconsin 53202) (800) 341-8900

SHAREHOLDER SERVICES OFFICE	SCHEDULES OF INVESTMENTS OCTOBER 31, 2007
130 South Brune Street Bartlett, Texas 76511 (254) 527-3102 (800) 531-5142 Nationwide www.permanentportfoliofunds.com

Must be preceded or accompanied by a prospectus.	12/07